Convertible Redeemable Preferred Shares - Preferred Shares activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 808,601	¥ 588,541	¥ 433,707
Balance at the beginning of the year (in shares)		548,774,240	548,774,240	483,347,240	383,898,240
Issuance of Preferred Shares | ¥			¥ 169,750	¥ 100,000	¥ 152,000
Issuance of Preferred Shares (in shares)		39,999,999	39,999,999	65,427,000	99,449,000
Accretions of Preferred Shares to redemption value		$ 449,130		¥ 120,060	¥ 2,834
Re-designation of Series A-1 into Series B-3 preferred shares		(3,848)	¥ (26,787)
Re-designation of ordinary shares into Series B-3 preferred shares		$ (5,917)	¥ (41,196)
Re-designation of ordinary shares into Series B-3 preferred shares (in shares)		17,215,818	17,215,818
Re-designation of ordinary shares into Series B-4 preferred shares		$ (5,146)	¥ (35,822)
Re-designation of ordinary shares into Series B-4 preferred shares (in shares)		11,643,239	11,643,239
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares		$ (44,526)	¥ (309,984)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares)		95,792,703	95,792,703
Re-designation of ordinary shares into Series C-2 preferred shares		$ (5,311)	¥ (36,977)
Re-designation of ordinary shares into Series C-2 preferred shares (in shares)		12,545,000	12,545,000
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (1,878,247)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(725,970,999)	(725,970,999)
Balance at end of year | ¥				¥ 808,601	¥ 588,541
Balance at the end of the year (in shares)				548,774,240	483,347,240
Series A-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 681	¥ 681	¥ 681
Balance at the beginning of the year (in shares)	65,307,000	62,273,127	62,273,127	62,273,127	62,273,127
Re-designation of Series A-1 into Series B-3 preferred shares | ¥			¥ (110)
Re-designation of Series A-1 into Series B-3 preferred shares (in shares)		(10,027,455)	(10,027,455)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares | ¥			¥ 41,233
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares)		13,061,328	13,061,328
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (41,804)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(65,307,000)	(65,307,000)
Balance at end of year | ¥				¥ 681	¥ 681
Balance at the end of the year (in shares)		0	0	62,273,127	62,273,127
Series A-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 13,500	¥ 12,169	¥ 10,169
Balance at the beginning of the year (in shares)	101,261,000	81,008,717	81,008,717	81,008,717	81,008,717
Accretions of Preferred Shares to redemption value | ¥				¥ 1,331	¥ 2,000
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares | ¥			¥ 63,994
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares)		20,252,283	20,252,283
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (77,494)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(101,261,000)	(101,261,000)
Balance at end of year | ¥				¥ 13,500	¥ 12,169
Balance at the end of the year (in shares)		0	0	81,008,717	81,008,717
Series B-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 388,145	¥ 296,857	¥ 296,857
Balance at the beginning of the year (in shares)	250,302,000	200,241,529	200,241,529	200,241,529	200,241,529
Accretions of Preferred Shares to redemption value		$ 363,100		¥ 91,288
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares | ¥			¥ 163,340
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares)		50,060,471	50,060,471
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (914,585)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(250,302,000)	(250,302,000)
Balance at end of year | ¥				¥ 388,145	¥ 296,857
Balance at the end of the year (in shares)		0	0	200,241,529	200,241,529
Series B-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 45,000	¥ 45,000	¥ 45,000
Balance at the beginning of the year (in shares)	14,593,000	11,674,379	11,674,379	11,674,379	11,674,379
Accretions of Preferred Shares to redemption value | $		$ 1,722
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares | ¥			¥ 10,044
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares)		2,918,621	2,918,621
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (53,322)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(14,593,000)	(14,593,000)
Balance at end of year | ¥				¥ 45,000	¥ 45,000
Balance at the end of the year (in shares)		0	0	11,674,379	11,674,379
Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 48,016	¥ 45,000	¥ 45,000
Balance at the beginning of the year (in shares)	56,105,000	19,361,727	19,361,727	19,361,727	19,361,727
Accretions of Preferred Shares to redemption value		$ 57,521		¥ 3,016
Re-designation of Series A-1 into Series B-3 preferred shares | ¥			¥ 26,897
Re-designation of Series A-1 into Series B-3 preferred shares (in shares)		10,027,455	10,027,455
Re-designation of ordinary shares into Series B-3 preferred shares | ¥			¥ 41,196
Re-designation of ordinary shares into Series B-3 preferred shares (in shares)		17,215,818	17,215,818
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares | ¥			¥ 31,373
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares (in shares)		9,500,000	9,500,000
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (205,003)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(56,105,000)	(56,105,000)
Balance at end of year | ¥				¥ 48,016	¥ 45,000
Balance at the end of the year (in shares)		0	0	19,361,727	19,361,727
Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 36,000	¥ 36,000	¥ 36,000
Balance at the beginning of the year (in shares)	20,982,000	9,338,761	9,338,761	9,338,761	9,338,761
Accretions of Preferred Shares to redemption value | $		$ 4,845
Re-designation of ordinary shares into Series B-4 preferred shares | ¥			¥ 35,822
Re-designation of ordinary shares into Series B-4 preferred shares (in shares)		11,643,239	11,643,239
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (76,667)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(20,982,000)	(20,982,000)
Balance at end of year | ¥				¥ 36,000	¥ 36,000
Balance at the end of the year (in shares)		0	0	9,338,761	9,338,761
Series C-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Balance at beginning of year | ¥			¥ 277,259	¥ 152,834
Balance at the beginning of the year (in shares)	164,876,000	164,876,000	164,876,000	99,449,000
Issuance of Preferred Shares | ¥				¥ 100,000	¥ 152,000
Issuance of Preferred Shares (in shares)				65,427,000	99,449,000
Accretions of Preferred Shares to redemption value		$ 23,534		¥ 24,425	¥ 834
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (300,793)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(164,876,000)	(164,876,000)
Balance at end of year | ¥				¥ 277,259	¥ 152,834
Balance at the end of the year (in shares)		0	0	164,876,000	99,449,000
Series C-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares into Series C-2 preferred shares | ¥			¥ 36,977
Re-designation of ordinary shares into Series C-2 preferred shares (in shares)		12,545,000	12,545,000
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (36,977)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(12,545,000)	(12,545,000)
Series D Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Issuance of Preferred Shares | ¥			¥ 169,750
Issuance of Preferred Shares (in shares)	39,999,999	39,999,999	39,999,999
Accretions of Preferred Shares to redemption value | $		$ 1,852
Conversion and re-designation of Pre-IPO Preferred Shares | ¥			¥ (171,602)
Conversion and re-designation of Pre-IPO Preferred Shares (in shares)		(39,999,999)	(39,999,999)